Property, plant and equipment (Details Narrative) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Description of property, plant and equipment shutdowns duration		The Company makes shutdowns at regular intervals that vary from two to six years to perform these activities.
Capitalized financial charges		R$ 203,135	R$ 192,207
Depreciation rate, property, plant and equipment		8.51%	8.33%
Acquisition of property, plant and equipment with payment installments		R$ 525,192	R$ 295,056
Projects and stoppage in progress [member]
IfrsStatementLineItems [Line Items]
Capitalized financial charges	[1]	R$ 203,135	R$ 192,207

[1]	As of December 31, 2022, the main amounts recorded under this item corresponded to expenditures with scheduled maintenance shutdowns at plants in the amount of R$2,343,313 (2021: R$1,473,396), capitalized financial charges in the amount of R$365,374 (2021: R$237,519), inventories of spare parts in the amount of R$566,873 (2021: R$534,875), strategic projects ongoing in Brazil in the amount of R$713,813 (2021: R$351,657) and in Braskem America in the amount of R$126,055 (2021: R$136,342). The remainder corresponds mainly to projects for maintaining the production capacity of plants.